UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    May 14, 2007


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $166459(thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      347     4545 SH       SOLE                                       4545
Abbott Labs                    COM              002824100      404     7242 SH       SOLE                                       7242
Altria Group Incorporated      COM              02209s103      259     2950 SH       SOLE                                       2950
American International Group   COM              026874107     5176    77007 SH       SOLE                                      77007
Apple Computer                 COM              037833100      742     7990 SH       SOLE                                       7990
Automatic Data Processing      COM              053015103     4806    99293 SH       SOLE                                      99293
BP PLC ADR                     COM              055622104     4004    61843 SH       SOLE                                      61843
Canon Inc. ADR                 COM              138006309     6680   124443 SH       SOLE                                     124443
Chevron Corp New Com           COM              166764100     1391    18810 SH       SOLE                                      18810
Cisco Systems                  COM              17275R102     2247    87997 SH       SOLE                                      87997
Citigroup Inc                  COM              172967101      364     7085 SH       SOLE                                       7085
Coca-Cola                      COM              191216100     5093   106099 SH       SOLE                                     106099
Donaldson Co.                  COM              257651109     7244   200675 SH       SOLE                                     200675
Dover Corp.                    COM              260003108     5265   107874 SH       SOLE                                     107874
Echelon                        COM              27874n105      555    52675 SH       SOLE                                      52675
Emerson Electric               COM              291011104     5079   117865 SH       SOLE                                     117865
Exxon Mobil                    COM              30231G102     7498    99383 SH       SOLE                                      99383
Fed Ex Corp                    COM              31428x106     3531    32865 SH       SOLE                                      32865
General Electric               COM              369604103      829    23452 SH       SOLE                                      23452
Home Depot                     COM              437076102     2969    80802 SH       SOLE                                      80802
Illinois Tool Works            COM              452308109     6222   120580 SH       SOLE                                     120580
Intel Corp.                    COM              458140100     1791    93640 SH       SOLE                                      93640
Johnson & Johnson              COM              478160104     6155   102147 SH       SOLE                                     102147
Luminex Corp                   COM              55027E102      738    53794 SH       SOLE                                      53794
McGraw Hill                    COM              580645109      314     5000 SH       SOLE                                       5000
Microsoft Corp                 COM              594918104     4048   145251 SH       SOLE                                     145251
Molex Inc.                     COM              608554101     3735   132435 SH       SOLE                                     132435
National Instruments Corp.     COM              636518102     1724    65725 SH       SOLE                                      65725
Nokia                          COM              654902204     2146    93647 SH       SOLE                                      93647
Nordson Corp.                  COM              655663102     4545    97818 SH       SOLE                                      97818
Novartis ADR                   COM              66987V109     3632    66480 SH       SOLE                                      66480
Oilsands Quest Inc Com         COM              678046103       41    12000 SH       SOLE                                      12000
Pepsico Inc.                   COM              713448108      612     9636 SH       SOLE                                       9636
Procter & Gamble               COM              742718109     6921   109575 SH       SOLE                                     109575
Royal Dutch Shell PLC ADR      COM              780259206     4377    66015 SH       SOLE                                      66015
Sabine Royalty Trust UBI       COM              785688102      577    14000 SH       SOLE                                      14000
San Juan Basin Royalty Trust   COM              798241105    19258   616452 SH       SOLE                                     616452
Schlumberger Ltd               COM              806857108     6950   100585 SH       SOLE                                     100585
Sigma-Aldrich                  COM              826552101     5896   141996 SH       SOLE                                     141996
Sysco Corp.                    COM              871829107     4364   129008 SH       SOLE                                     129008
Telefonica de Espana           COM              879382208     1057    15922 SH       SOLE                                      15922
Unilever N.V.                  COM              904784709     1338    45785 SH       SOLE                                      45785
United Parcel Serv Cl B        COM              911312106     3630    51780 SH       SOLE                                      51780
W.W. Grainger                  COM              384802104     5557    71940 SH       SOLE                                      71940
Wal-Mart Stores                COM              931142103     3290    70081 SH       SOLE                                      70081
Weyerhaeuser                   COM              962166104     3055    40870 SH       SOLE                                      40870
REPORT SUMMARY		       46 DATA RECORDS		     166459         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

